Significant Accounting Policies - Basic and Diluted Loss Per Share (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Denominator [Abstract]
Weighted average shares outstanding, basic			60,166,269			60,166,269
Weighted average shares outstanding, diluted			60,166,269			60,166,269
Basic, net (loss) income per share			$ (2.75)			$ (5.74)
Diluted, net (loss) income per share			$ (2.75)			$ (5.74)
Net loss	$ (11,789,000)	$ (180,105,000)	$ (165,436,000)	$ (22,308,000)	$ (23,193,000)	$ (345,541,000)	$ (45,501,000)
Flame Acquisition Corp [Member]
Denominator [Abstract]
Net loss								$ (32,180,557)	$ (2,590,948)
Common Class A [Member] | Flame Acquisition Corp [Member] | Redeemable Common Stock [Member]
Denominator [Abstract]
Weighted average shares outstanding, basic								10,870,337	28,750,000
Weighted average shares outstanding, diluted								10,870,337	28,750,000
Basic, net (loss) income per share								$ (1.78)	$ (0.07)
Diluted, net (loss) income per share								$ (1.78)	$ (0.07)
Net loss								$ (19,371,838)	$ (2,072,758)
Common Class A And Class B [Member] | Flame Acquisition Corp [Member] | Non Redeemable Common Stock [Member]
Denominator [Abstract]
Weighted average shares outstanding, basic								7,187,500	7,187,500
Weighted average shares outstanding, diluted								7,187,500	7,187,500
Basic, net (loss) income per share								$ (1.78)	$ (0.07)
Diluted, net (loss) income per share								$ (1.78)	$ (0.07)
Net loss								$ (12,808,719)	$ (518,190)